UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Diversified Yield Fund

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 32.5%
Industrial - 16.4%
Basic - 2.0%
Alcoa, Inc.
5.375%, 1/15/13	US$	164	$171,142
ArcelorMittal
6.125%, 6/01/18		225	234,137
The Dow Chemical Co.
7.60%, 5/15/14		91	104,698
8.55%, 5/15/19		69	82,519
Eastman Chemical
5.50%, 11/15/19		44	44,963
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15		160	173,200
International Paper Co.
9.375%, 5/15/19		160	200,328
PPG Industries, Inc.
5.75%, 3/15/13		220	239,549
Rio Tinto Finance USA Ltd.
8.95%, 5/01/14		150	180,931
Xstrata Canada Financial Corp.
5.875%, 5/27/11	EUR	120	174,303

			1,605,770

Capital Goods - 1.2%
CRH Finance BV
7.375%, 5/28/14		120	190,688
John Deere Capital Corp.
5.25%, 10/01/12	US$	300	326,897
Republic Services, Inc.
5.25%, 11/15/21 (a)		200	202,104
Tyco International Finance SA
8.50%, 1/15/19		150	188,134

			907,823

Communications - Media - 2.0%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		225	246,723
CBS Corp.
8.20%, 5/15/14		155	179,982

DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (a)		70	73,001
News America Holdings, Inc.
9.25%, 2/01/13		225	263,070
Reed Elsevier Capital, Inc.
7.75%, 1/15/14		215	249,090
RR Donnelley & Sons Co.
4.95%, 4/01/14		175	176,231
Time Warner Cable, Inc.
7.50%, 4/01/14		150	175,201
WPP Finance UK
8.00%, 9/15/14		165	189,131

			1,552,429

Communications - Telecommunications - 3.7%
AT&T, Inc.
5.60%, 5/15/18		455	484,111
British Telecommunications PLC
9.125%, 12/15/10		158	169,378
Deutsche Telekom International
7.125%, 9/26/12	GBP	110	194,271
Embarq Corp.
7.082%, 6/01/16	US$	271	300,825
Koninklijke Kpn Nv
5.00%, 11/13/12	EUR	130	191,415
New Cingular Wireless Services, Inc.
8.75%, 3/01/31	US$	180	233,372
Qwest Corp.
8.875%, 3/15/12		287	308,166
Telecom Italia Spa
0.92%, 6/07/10 (b)	EUR	200	276,126
US Cellular Corp.
6.70%, 12/15/33	US$	275	274,711
Verizon Communications, Inc.
5.25%, 4/15/13		220	240,481
Vodafone Group PLC
1.089%, 1/13/12 (b)	EUR	150	205,763

			2,878,619

Consumer Cyclical - Automotive - 1.1%
American Honda Finance Corp.
5.125%, 10/03/12		150	221,707
Daimler Finance North America LLC
6.50%, 11/15/13	US$	160	179,476
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		85	89,373
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)		139	139,567

Volvo Treasury AB
5.95%, 4/01/15 (a)	190	201,222

		831,345

Consumer Cyclical - Entertainment - 0.5%
Historic TW, Inc.
9.125%, 1/15/13	150	175,661
Viacom, Inc.
6.25%, 4/30/16	165	184,465

		360,126

Consumer Non-Cyclical - 2.7%
Altria Group, Inc.
9.25%, 8/06/19	150	184,690
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	154	158,721
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	415	437,472
Delhaize Group SA
5.875%, 2/01/14	50	54,958
Fortune Brands, Inc.
3.00%, 6/01/12	90	89,925
5.125%, 1/15/11	175	180,990
Kraft Foods, Inc.
6.125%, 8/23/18	210	225,670
Pfizer, Inc.
2.204%, 3/15/11 (b)	300	306,741
Reynolds American, Inc.
7.625%, 6/01/16	273	308,245
Whirlpool Corp.
8.60%, 5/01/14	20	23,086
Wyeth
5.50%, 2/01/14	160	177,304

		2,147,802

Energy - 1.2%
Anadarko Petroleum Corp.
5.95%, 9/15/16	34	36,769
Hess Corp.
8.125%, 2/15/19	35	42,700
Nabors Industries, Inc.
9.25%, 1/15/19	160	201,826
Noble Energy, Inc.
8.25%, 3/01/19	153	185,675
Valero Energy Corp.
6.875%, 4/15/12	215	235,893
Weatherford International Ltd.
5.15%, 3/15/13	225	239,339

		942,202

Technology - 1.6%
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13		458	516,451
Motorola, Inc.
7.50%, 5/15/25		286	287,789
Oracle Corp.
4.95%, 4/15/13		217	237,701
Xerox Corp.
8.25%, 5/15/14		165	194,057

			1,235,998

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		90	92,957
5.75%, 12/15/16		70	70,561

			163,518

Transportation - Railroads - 0.2%
CSX Corp.
7.375%, 2/01/19		149	174,265

			12,799,897

Financial Institutions - 11.9%
Banking - 7.3%
ABN Amro Bank NV
0.457%, 3/09/15 (b)		450	404,517
American Express Credit Corp.
0.351%, 2/24/12 (b)		320	313,640
Anglo Irish Bank Corp.
1.657%, 6/25/14 (b)	EUR	600	416,411
ANZ Capital Trust III
1.374%, 12/15/53 (b)		600	607,287
Bank of Scotland PLC
5.625%, 5/23/13		120	177,129
Barclays Bank PLC
4.75%, 3/15/20 (c)		160	144,196
Bear Stearns Cos, Inc.
0.444%, 11/28/11 (b)	US$	440	438,450
Citigroup, Inc.
5.50%, 4/11/13		300	315,115
Commonwealth Bank Of Australia
0.451%, 9/28/16 (b)		200	193,560
Deutsche Bank AG/London
4.875%, 5/20/13		181	194,590
Fifth Third Bancorp
6.25%, 5/01/13		35	37,282
Fifth Third Bank
4.75%, 2/01/15		250	241,678

Goldman Sachs Group, Inc.
0.653%, 10/07/11 (b)		310	309,245
Lloyds Tsb Bank PLC
4.375%, 1/12/15 (a)		195	193,858
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	131,473
Merrill Lynch & Co., Inc.
0.485%, 6/05/12 (b)		320	313,328
National Capital Trust II
5.486%, 3/23/15 (a)(c)		100	87,026
National City Bank of Cleveland Ohio
6.25%, 3/15/11		235	245,665
Rabobank Nederland
11.00%, 6/30/19 (a)(c)		75	95,806
Regions Financial Corp.
6.375%, 5/15/12		185	180,711
Santander International Debt SA
5.125%, 4/11/11	EUR	100	144,096
UBS AG/Stamford Branch
5.875%, 7/15/16	US$	195	204,780
Wachovia Corp.
5.50%, 5/01/13		275	298,169

			5,688,012

Finance - 0.9%
General Electric Capital Corp.
4.80%, 5/01/13		225	238,381
HSBC Finance Corp.
0.334%, 3/12/10 (b)		270	269,965
SLM Corp.
0.964%, 11/15/11 (b)	EUR	155	200,939

			709,285

Insurance - 3.7%
Aetna, Inc.
6.75%, 12/15/37	US$	257	288,727
The Allstate Corp.
6.125%, 5/15/37 (c)		90	84,150
Coventry Health Care, Inc.
5.95%, 3/15/17		40	37,351
6.125%, 1/15/15		20	19,970
6.30%, 8/15/14		125	126,170
Genworth Financial, Inc.
1.60%, 6/20/11	JPY	22,000	234,430
6.515%, 5/22/18	US$	230	214,126
Hartford Life Institutional Funding
5.375%, 1/17/12	GBP	150	236,347
Humana, Inc.
6.30%, 8/01/18	US$	25	25,812

6.45%, 6/01/16	20	21,021
7.20%, 6/15/18	180	195,755
Lincoln National Corp.
8.75%, 7/01/19	47	57,118
Metropolitan Life Global Funding I
5.125%, 4/10/13 (a)	165	177,752
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	165	186,228
Principal Financial Group, Inc.
7.875%, 5/15/14	115	131,628
Prudential Financial, Inc.
6.20%, 1/15/15	30	33,295
Series D
7.375%, 6/15/19	25	28,784
Swiss Re Capital I LP
6.854%, 5/25/16 (a)(c)	105	90,249
UnitedHealth Group, Inc.
5.25%, 3/15/11	220	229,181
6.00%, 2/15/18	65	69,878
Wellpoint, Inc.
5.875%, 6/15/17	20	21,697
7.00%, 2/15/19	45	52,079
XL Capital Ltd.
5.25%, 9/15/14	311	323,154

		2,884,902

		9,282,199

Utility - 3.2%
Electric - 1.4%
Ameren Corp.
8.875%, 5/15/14	113	131,298
Ameren Energy Generating Co.
6.30%, 4/01/20	190	194,866
FirstEnergy Corp.
Series B
6.45%, 11/15/11	10	10,777
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	215	237,423
Nisource Finance Corp.
6.15%, 3/01/13	290	317,089
Progress Energy, Inc.
7.10%, 3/01/11	210	222,079
Union Electric Co.
6.70%, 2/01/19	25	28,128

		1,141,660

Natural Gas - 1.3%
Duke Capital LLC
8.00%, 10/01/19	170	204,908

Energy Transfer Partners LP
6.125%, 2/15/17		225	238,842
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14		225	245,709
Williams Co., Inc.
7.875%, 9/01/21		96	116,167
8.125%, 3/15/12		160	183,200

			988,826

Other Utility - 0.5%
Veolia Environnement
5.25%, 6/03/13		385	413,570

			2,544,056

Non Corporate Sectors - 1.0%
Agencies - Not Government Guaranteed - 1.0%
Gaz Capital SA
6.212%, 11/22/16 (a)		516	508,260
Petrobras International Finance
5.75%, 1/20/20		290	286,771

			795,031

Total Corporates - Investment Grades (cost $24,415,675)			25,421,183

GOVERNMENTS - TREASURIES - 18.3%
Australia - 2.1%
Australia Government Bond
Series 611
5.75%, 6/15/11	AUD	1,815	1,638,491

Brazil - 0.2%
Republic of Brazil
12.50%, 1/05/16	BRL	255	157,008

Canada - 3.1%
Canadian Government Bond
3.75%, 6/01/12	CAD	2,515	2,473,744

Germany - 7.9%
Bundesrepublik Deutschland
Series 02
5.00%, 1/04/12	EUR	2,400	3,568,918
Series 04
4.25%, 7/04/14		1,715	2,588,691

			6,157,609

New Zealand - 2.8%
New Zealand Government Bond
Series 1111
6.00%, 11/15/11	NZD	3,015	2,187,599

Sweden - 2.2%
Sweden Government Bond
Series 1046
5.50%, 10/08/12	SEK	11,440	1,704,802

Total Governments - Treasuries (cost $14,101,941)			14,319,253

MORTGAGE PASS-THRU’S - 5.9%
Agency Fixed Rate 30-Year - 3.8%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.50%, 12/01/33	US$	1,308	1,427,833
Series 2008
6.50%, 7/01/34		798	873,070
Federal National Mortgage Association
Series 2008
6.50%, 10/01/35		660	721,997

			3,022,900

Agency ARMS - 2.1%
Federal Home Loan Mortgage Corp.
Series 2006
6.252%, 12/01/36 (b)		345	364,009
Series 2007
5.891%, 4/01/37 (b)		664	701,753
Federal National Mortgage Association
Series 2006
5.814%, 11/01/36 (b)		524	551,344

			1,617,106

Total Mortgage Pass-Thru’s (cost $4,402,513)			4,640,006

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%
Non-Agency Fixed Rate CMBS - 5.6%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51		490	441,994
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2007-PW18, Class A4
5.70%, 6/11/50		380	348,468
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
5.816%, 12/10/49		200	189,805
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38		450	405,025
Series 2006-C5, Class A3
5.311%, 12/15/39		255	224,062

Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		135	125,060
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		325	326,054
Series 2007-C1, Class A4
5.716%, 2/15/51		325	275,815
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class A4
5.424%, 2/15/40		600	542,917
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		390	378,970
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45		450	435,252
Series 2007-C31, Class A4
5.509%, 4/15/47		450	374,606
Series 2007-C32, Class A3
5.74%, 6/15/49		375	329,396

			4,397,424

Non-Agency Floating Rate CMBS - 0.3%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.703%, 10/15/21 (a)(b)		190	92,554
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.673%, 3/06/20 (a)(b)		105	90,073

			182,627

Total Commercial Mortgage-Backed Securities (cost $5,027,940)			4,580,051

GOVERNMENTS - SOVEREIGN AGENCIES - 5.5%
Australia - 1.0%
Suncorp-Metway Ltd
1.751%, 7/16/12 (a)(b)		750	775,098

New Zealand - 0.4%
ANZ National International Ltd./New Zealand
0.458%, 8/05/11 (a)(b)		300	300,364

United Kingdom - 4.1%
Lloyds Tsb Bank PLC
2.75%, 3/16/12	GBP	475	769,037
The Royal Bank of Scotland PLC
0.973%, 5/11/12 (a)(b)	US$	650	658,412

Skipton Building Society
2.00%, 4/05/12	GBP	480	768,639
West Bromwich Building Society
2.00%, 4/05/12		344	549,503
Yorkshire Building Society
2.00%, 3/30/12		323	516,100

			3,261,691

Total Governments - Sovereign Agencies (cost $4,398,048)			4,337,153

CORPORATES - NON-INVESTMENT GRADES - 5.4%
Industrial - 3.1%
Basic - 1.4%
Abitibi-Consolidated Co. of Canada
6.00%, 6/20/13 (d)	US$	275	62,562
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)		100	104,875
Teck Resources Ltd.
9.75%, 5/15/14		40	45,700
United States Steel Corp.
6.65%, 6/01/37		508	430,287
Weyerhaeuser Co.
7.375%, 3/15/32		469	456,199

			1,099,623

Capital Goods - 0.2%
Ardagh Glass Finance PLC
7.125%, 6/15/17 (a)	EUR	112	145,971
Textron Financial Corp.
4.60%, 5/03/10	US$	13	12,998
5.40%, 4/28/13		26	26,689

			185,658

Communications - Media - 0.1%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	50	70,018

Communications - Telecommunications - 0.2%
Cricket Communications, Inc.
7.75%, 5/15/16	US$	35	35,219
Digicel Group Ltd.
12.00%, 4/01/14 (a)		100	111,000
Windstream Corp.
7.875%, 11/01/17 (a)		55	54,312

			200,531

Consumer Cyclical - Other - 0.5%
Sheraton Holding Corp.
7.375%, 11/15/15		316	328,640
Standard Pacific Corp.
10.75%, 9/15/16		35	36,838

			365,478

Consumer Cyclical - Retailers - 0.3%
Limited Brands, Inc.
6.90%, 7/15/17		33	32,340
Macy’s Retail Holdings, Inc.
5.35%, 3/15/12		170	173,400

			205,740

Consumer Non-Cyclical - 0.3%
Aramark Services, Inc.
3.749%, 2/01/15 (b)		200	181,000
HCA, Inc.
7.58%, 9/15/25		65	57,850
8.50%, 4/15/19 (a)		10	10,575

			249,425

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17		85	80,963

			2,457,436

Financial Institutions - 1.9%
Banking - 0.7%
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (c)	EUR	100	67,592
Dexia Credit Local
4.30%, 11/18/15 (c)		250	189,777
National Westminster Bank PLC
2.85%, 4/05/10 (b)		200	191,337
Zions Bancorporation
5.50%, 11/16/15	US$	130	106,339
6.00%, 9/15/15		25	20,625

			575,670

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
Zero Coupon, 5/25/10 (b)(d)		435	89,719
Zero Coupon, 1/12/12 (b)(d)		440	90,750

			180,469

Finance - 0.5%
International Lease Finance Co.
0.601%, 7/13/12 (b)		435	343,824

Insurance - 0.5%
ING Capital Funding Trust III
8.439%, 12/31/10 (c)		130	118,300
ING Groep NV
5.775%, 12/08/15 (c)		58	45,637
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		105	90,300
10.75%, 6/15/58 (a)(c)		100	110,000

			364,237

			1,464,200

Utility - 0.4%
Electric - 0.4%
Edison Mission Energy
7.00%, 5/15/17	115	90,850
NRG Energy, Inc.
7.25%, 2/01/14	185	185,694

		276,544

Total Corporates - Non-Investment Grades (cost $5,120,256)		4,198,180

BANK LOANS - 3.5%
Utility - 1.7%
Electric - 1.7%
FirstLight Power Resources, Inc.
4.81%, 5/01/14 (b)	1,000	915,000
Texas Competitive Electric Holdings Co. LLC
3.73%-3.75%, 10/10/14 (b)	497	404,635

		1,319,635

Industrial - 1.4%
Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.50%, 3/13/14 (b)	82	74,493

Consumer Cyclical - Other - 0.4%
Harrah’s Operating Co., Inc.
3.25%, 1/28/15 (b)	321	263,552
November 2005 Land Investors, LLC
(North Las Vegas Consortium)
3.23%, 4/30/10 (b)(e)	515	2,577
3.73%, 3/31/10 (b)	61	7,621

		273,750

Energy - 0.4%
Infrastrux Group, Inc.
8.00%, 11/03/12 (b)(e)	362	324,185

Technology - 0.5%
First Data Corp.
2.98%-3.00%, 9/24/14 (b)	489	422,402

		1,094,830

Financial Institutions - 0.4%
Finance - 0.4%
CIT Group, Inc.
13.00%, 1/20/12 (b)	300	308,850

Total Bank Loans (cost $3,469,816)		2,723,315

ASSET-BACKED SECURITIES - 3.3%
Home Equity Loans - Floating Rate - 1.5%
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
0.681%, 4/25/37 (b)	175	3,367

HFC Home Equity Loan Asset Backed Certificates
Series 2006-1, Class M1
0.511%, 1/20/36 (b)	194	158,328
Series 2007-2, Class M1
0.541%, 7/20/36 (b)	415	142,344
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV2
0.391%, 4/25/37 (b)	255	117,192
Lehman XS Trust
Series 2006-18N, Class M2
0.641%, 12/25/36 (b)	415	1,949
Master Asset Backed Securities Trust
Series 2006-NC3, Class M1
0.461%, 10/25/36 (b)	200	1,084
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.421%, 6/25/37 (b)	430	224,320
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.361%, 4/25/37 (b)	239	168,381
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.591%, 3/25/37 (b)	135	1,333
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.531%, 4/25/34 (b)	423	327,719

		1,146,017

Credit Cards - Floating Rate - 0.9%
BA Credit Card Trust
Series 2007-A9, Class A9
0.273%, 11/17/14 (b)	200	197,253
Chase Issuance Trust
Series 2007-A1, Class A1
0.253%, 3/15/13 (b)	315	314,314
Discover Card Master Trust
Series 2010-A1, Class A1
0.881%, 9/15/15 (b)(f)	195	195,001

		706,568

Autos - Floating Rate - 0.5%
Wheels SPV LLC
Series 2009-1, Class A
1.783%, 3/15/18 (a)(b)	342	346,699

Credit Cards - Fixed Rate - 0.4%
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.25%, 12/23/14	320	322,181

Home Equity Loans - Fixed Rate - 0.0%
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	206	25,676
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (g)(h)	3	0

		25,676

Other ABS - Floating Rate - 0.0%
Topanga CDO Ltd.
Series 2006-2A, Class A1
0.711%, 12/10/46 (b)(d)(g)(h)	350	0

Total Asset-Backed Securities (cost $4,808,619)		2,547,141

CMOS - 3.2%
Agency Floating Rate - 1.6%
Freddie Mac Reference REMIC
Series R008, Class FK
0.633%, 7/15/23 (b)	626	618,081
Freddie Mac REMIC
Series 3067, Class FA
0.583%, 11/15/35 (b)	585	577,655

		1,195,736

Non-Agency ARMS - 0.8%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
5.871%, 5/25/36 (c)	274	140,860
Series 2007-1, Class 21A1
5.556%, 1/25/47 (c)	410	229,843
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.54%, 6/25/46 (c)	369	156,432
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.145%, 12/25/35 (c)	133	120,855

		647,990

Non-Agency Floating Rate - 0.8%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.544%, 12/25/35 (b)	147	82,500
Series 2007-OA3, Class M1
0.541%, 4/25/47 (b)	120	895
Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.481%, 3/25/36 (b)	427	232,649
Lehman XS Trust
Series 2007-2N, Class M1
0.571%, 2/25/37 (b)	395	1,256

Series 2007-4N, Class M1
0.681%, 3/25/47 (b)		400	1,449
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
0.831%, 10/25/45 (b)		185	17,722
Series 2006-AR17, Class B1
0.621%, 12/25/46 (b)		298	3,885
Series 2007-OA5, Class 1A
1.294%, 6/25/47 (b)		543	296,479

			636,835

Total CMOs (cost $4,923,105)			2,480,561

LOCAL GOVERNMENTS - REGIONAL BONDS - 2.8%
Australia - 2.8%
Queensland Treasury Corp.
Series 11G
6.00%, 6/14/11 (cost $1,983,157)	AUD	2,420	2,181,587

QUASI-SOVEREIGNS - 1.2%
Kazakhstan - 0.3%
KazMunaiGaz Finance Sub BV
9.125%, 7/02/18 (a)	US$	200	229,250

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		190	191,285

Russia - 0.7%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)		510	545,700

Total Quasi-Sovereigns (cost $902,765)			966,235

GOVERNMENTS - SOVEREIGN BONDS - 1.0%
Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)		195	206,559

Lithuania - 0.2%
Republic of Lithuania
6.75%, 1/15/15 (a)		190	198,177

Peru - 0.1%
Republic of Peru
8.375%, 5/03/16		15	17,850
9.875%, 2/06/15		60	75,450

			93,300

Poland - 0.4%
Poland Government International Bond
6.375%, 7/15/19	290	311,750

Total Governments - Sovereign Bonds (cost $751,405)		809,786

INFLATION-LINKED SECURITIES - 0.8%
United States - 0.8%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (cost $605,502)	578	625,393

SUPRANATIONALS - 0.6%
Inter-American Development Bank
0.454%, 3/16/11 (b) (cost $440,000)	440	439,864

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Trnsp Auth CA NPFGC
6.60%, 10/01/29 (cost $115,590)	100	89,142

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19 (cost $57,811)	58	62,785

	Shares
SHORT-TERM INVESTMENTS - 8.7%
Investment Companies - 8.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (i) (cost $6,824,748)	6,824,748	6,824,748

Total Investments - 98.8% (cost $82,348,891) (j)		77,246,383
Other assets less liabilities - 1.2%		954,600

Net Assets - 100.0%		$78,200,983

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2010	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
JP Morgan Chase Bank, N.A.: Kingdom of Spain 5.50%, 7/30/17, 9/20/14 *	(1.00%)	1.267%	$2,300	$23,746	$(34,920)	$58,666

*	Temination date

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)
Sold Contracts
JP 10 Yr Bond Future	1,000,000	March 2010	$1,544,009	$1,545,560	$(1,551)
US 5 Yr Treasury Bond	5,000	March 2010	581,055	582,305	(1,250)
US Long Bond	13,000	March 2010	1,563,352	1,544,563	18,789

					$15,988

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound settling 3/17/10	229	$373,447	$366,715	$(6,732)
Canadian Dollar settling 3/18/10	406	390,975	379,339	(11,636)
Canadian Dollar settling 3/18/10	74	70,937	69,525	(1,412)
Canadian Dollar settling 3/18/10	1,534	1,438,577	1,435,020	(3,557)
Euro Dollar settling 2/03/10 (2)	248	355,243	344,003	(11,240)
Euro Dollar settling 2/03/10 (2)	249	354,119	344,732	(9,387)
Euro Dollar settling 3/25/10	338	478,281	468,333	(9,948)
Hungarian Forint settling 3/26/10	153	792	776	(16)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Japanese Yen settling 3/11/10	7,452	$81,708	$82,564	$856
New Zealand Dollar settling 3/24/10	124	88,708	86,597	(2,111)
Norwegian Krone settling 2/22/10	12,655	2,194,059	2,134,733	(59,326)
Norwegian Krone settling 2/22/10	623	105,935	105,170	(765)
Swedish Krone settling 2/08/10	629	87,515	85,156	(2,359)
South Korea Won settling 3/19/10 (3)	852,704	761,003	733,083	(27,920)
Swiss Franc settling 2/05/10 (4)	1,050	1,028,588	989,912	(38,676)
Polish Zloty settling 2/03/10 (1)	2,094	758,450	716,846	(41,604)
Sale Contracts:
Australian Dollar settling 2/10/10	476	437,037	421,088	15,949
Australian Dollar settling 2/10/10	2,226	2,010,345	1,967,628	42,717
British Pound settling 3/17/10	1,194	1,899,675	1,907,266	(7,591)
British Pound settling 3/17/10	821	1,328,232	1,312,419	15,813
Canadian Dollar settling 3/18/10	4,661	4,520,905	4,358,686	162,219
Euro Dollar settling 2/03/10 (1)	506	758,449	701,276	57,173
Euro Dollar settling 2/05/10 (4)	711	1,028,588	985,119	43,469
Euro Dollar settling 3/25/10	7,229	10,192,796	10,022,129	170,667
Japanese Yen settling 3/11/10	22,338	241,241	247,497	(6,256)
Japanese Yen settling 3/19/10 (3)	69,867	761,003	774,142	(13,139)
New Zealand Dollar settling 3/24/10	2,679	1,959,501	1,873,082	86,419
South Korea Won settling 2/08/10	13,127	1,886,025	1,776,640	109,385
Swiss Franc settling 2/05/10	2,244	2,245,757	2,115,369	130,388
Polish Zloty settling 2/03/10 (2)	1,044	355,243	357,321	(2,078)
Polish Zloty settling 2/03/10 (2)	1,044	354,119	357,321	(3,202)

(1)	Represents a cross-currency purchase of Polish Zloty and a sale of Euro.
(2)	Represents a cross-currency purchase of Euro and a sale of Polish Zloty.
(3)	Represents a cross-currency purchase of South Korean Won and a sale of Japanese Yen.
(4)	Represents a cross-currency purchase of Swiss Franc and a sale of Euro.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate market value of these securities amounted to $7,191,336 or 9.2% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2010.
(c)	Variable rate coupon, rate shown as of January 31, 2010.
(d)	Security is in default and is non-income producing.
(e)	Pay-In-Kind Payments (PIK).
(f)	When-Issued or delayed delivery security.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.0% of net assets as of January 31, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37	4/12/2007	$3,301	$0	0.0%
Topanga CDO Ltd.
Series 2006-2A, Class A1
0.711%, 12/10/46	11/27/2006	350,000	0	0.0%

(h)	Fair valued.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end
(j)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,127,892 and gross unrealized depreciation of investments was $(8,230,400), resulting in net unrealized depreciation of $5,102,508.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of January 31, 2010, the fund’s total exposure to subprime investments was 2.99% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro Dollar
GBP	-	Great British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona

Glossary:

ABS	-	Asset-Backed Securities
ARMS	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligation
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REMIC	-	Real Estate Mortgage Investment Conduit
TIPS	-	Treasury Inflation Protected Security

Country Breakdown *

AllianceBernstein Diversified Yield Fund

January 31, 2010 (unaudited)

Summary

49.6%	United States
8.8%	Germany
7.5%	Australia
7.1%	United Kingdom
3.6%	Canada
3.2%	New Zealand
2.5%	Sweden
1.5%	Russia
1.3%	Netherlands
0.8%	France
0.7%	Ireland
0.6%	Brazil
0.6%	Supranational
3.4%	Other
8.8%	Short-Term Investments

100.0%	Total Investments

*	All data are as of January 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Belgium, Colombia, Croatia, Czech Republic, Italy, Jamaica, Japan, Kazakhstan, Lithuania, Luxembourg, Malaysia, Peru, Poland, Spain and Switzerland.

Alliance Bernstein Diversified Yield Fund

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporates - Investment Grades	—	25,421,183	—	25,421,183
Governments - Treasuries	—	14,319,253	—	14,319,253
Investment Company	6,824,748	—	—	6,824,748
Mortgage Pass-Thru’s	—	4,640,006	—	4,640,006
Commercial Mortgage-Backed Securities	—	3,154,118	1,425,933	4,580,051
Governments - Sovereign Agencies	—	4,337,153	—	4,337,153
Corporates - Non-Investment Grades	—	4,198,180	—	4,198,180
Bank Loans	—	—	2,723,315	2,723,315
Asset-Backed Securities	—	1,375,448	1,171,693	2,547,141
CMOs	—	1,195,736	1,284,825	2,480,561
Local Governments - Regional Bonds	—	2,181,587	—	2,181,587
Quasi-Sovereigns	—	966,235	—	966,235
Governments - Sovereign Bonds		809,786	—	809,786
Inflation-Linked Securities	—	625,393	—	625,393
Supranationals	—	439,864	—	439,864
Local Governments - Municipal Bonds	—	89,142	—	89,142
Emerging Markets - Corporate Bonds	—	62,785	—	62,785
	—	—	—	—

Total Investments in Securities	6,824,748	63,815,869	6,605,766	77,246,383

Other Financial Instruments*
Assets	18,789	893,721	—	912,510
Liabilities	(2,801)	(258,955)	—	(261,756)

Total	$6,840,736	$64,450,635	$6,605,766	$77,897,137

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades		Government- Treasuries	Commercial Mortgage- Backed Securities	Corporates - Non-Investment Grades
Balance as of 10/31//09		$490,845	$839,328	$ – 0 –		$100,250
Accrued discounts /premiums		424	(1,500)	– 0 –		– 0 –
Realized gain (loss)		– 0 –	114,710	– 0 –		– 0 –
Change in unrealized appreciation/ depreciation		16,991	(92,954)	– 0 –		4,625
Net purchases (sales)		– 0 –	(702,576)	– 0 –		– 0 –
Net transfers in and/or out of Level 3		(508,260)	(157,008)	1,425,933		(104,875)

Balance as of 01/31/10	$	– 0 –	$ – 0 –	$1,425,933	$	– 0 –

Net change in unrealized appreciation/ depreciation from Investments held as of 01/31/10	$	– 0 –	$ – 0 –	$(199,804)	$	– 0 –

	Bank Loans		CMOs	Asset- Backed Securities	Quasi- Sovereigns
Balance as of 10/31/09		$3,075,680	$1,098,627	$974,714		$970,600
Accrued discounts /premiums		6,677	(168)	(195)		(29)
Realized gain (loss)		(28,753)	309	(304)		34,030
Change in unrealized appreciation/ Depreciation		59,828	244,502	253,363		(11,051)
Net purchases (sales)		(390,117)	(288,288)	(55,885)		(447,850)
Net transfers in and/or out of Level 3		– 0 –	229,843	– 0 –		(545,700)

Balance as of 01/31/10		$2,723,315	$1,284,825	$1,171,693	$	– 0 –

Net change in unrealized appreciation/ depreciation from Investments held as of 01/31/10		$59,828	$65,080	$253,363	$	- 0-

	Governments- Sovereign Bonds		Total
Balance as of 10/31/09		$319,362	$7,869,406
Accrued discounts /premiums		11	5,220
Realized gain (loss)		– 0 –	119,992
Change in unrealized appreciation/ Depreciation		(7,623)	467,681
Net purchases (sales)		– 0 –	(1,884,716)
Net transfers in and/or out of Level 3		(311,750)	28,183

Balance as of 01/31/10	$	– 0 –	$6,605,766

Net change in unrealized appreciation/depreciation from Investments held as of 01/31/10	$	– 0 –	$178,467

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Diversified Yield Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2010